Equity Investments (Details) $ in Thousands			1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 17, 2021 item	Jun. 17, 2017 shares	May 31, 2024 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Element 1 Corp.
Equity Investment
Percentage of ownership interest (as a percent)		10.00%		10.00%
Number of common shares | shares		581,795
Number of board seats currently held | item	1
Total number of board seats | item	5
Percentage of voting right	20.00%
Total investment				$ 9,300
e1 Marine LLC
Equity Investment
Percentage of ownership interest (as a percent)			33.33%
Gain (loss) on sale of equity investment			$ 500
Payments for equity investments			$ 1,650
e1 Marine LLC | Corporate Joint Venture
Equity Investment
Percentage of ownership interest (as a percent)	33.33%
Element 1 Corp And Maritime Partners LLC
Equity Investment
Gain (loss) on sale of equity investment				(300)	$ (300)
Total investment				$ 4,200